Loans Receivable, Net - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, net	$ 0
Loan interest rate		10.14%	14.60%